Income tax expense/(credit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income tax expense/(credit)
Summary of income tax credit

	For the six months ended June 30,
	2022 $	2021 $
Current tax — Hong Kong Profits Tax
Provision for the period	1,922,721	1,841,513
Current tax — Overseas
Provision for the period	70,235	96
Deferred tax
Origination and reversal of temporary differences	(54,581)	2,417,260

	1,938,375	4,258,869

	Year ended December 31,
	2021 $	2020 $	2019 $
Current tax — Hong Kong Profits Tax
Provision for the year	1,164,222	—	7,266
Current tax — Overseas
Provision for the year	38,475	19,671	—
Deferred tax
Origination and reversal of temporary differences	2,530,047	(1,957,229)	(684,740)

	3,732,744	(1,937,558)	(677,474)

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss

	Year ended December 31,
	2021 $	2020 $	2019 $
Loss before taxation	(170,284,098)	(3,901,443)	(20,872,675)

Notional tax on loss before taxation, calculated at the applicable rate	(6,622,976)	(697,772)	(3,588,281)
Tax effect of non-deductible expenses	11,587,117	1,111,877	1,278,412
Tax effect of non-taxable income	(1,008,915)	(76,874)	(40,806)
Tax effect of temporary difference not recognized		73,833	90,448
Tax effect on utilization of previously unrecognized tax loss	(579,657)	(692,350)	(6,780)
Tax effect of tax losses not recognized	—	298,651	2,274,273
Tax effect of previously unrecognized temporary differences recognized in current period	360,922	(1,957,229)	(684,740)
Others	(3,747)	2,306	—

Actual tax expense/(credit)	3,732,744	(1,937,558)	(677,474)

Schedule of deferred tax assets and liabilities recognized

	Depreciation allowances in excess of the related depreciation $	Tax losses recognized $	Intangible assets arising from business combination $	Total $
Deferred tax arising from:
At January 1, 2019	135,842	(697,506)	1,231,531	669,867
Credited to profit or loss	(99,338)	(449,624)	(135,778)	(684,740)
Exchange differences	—	(22,735)	37,608	14,873

At December 31, 2019	36,504	(1,169,865)	1,133,361	—

At January 1, 2020	36,504	(1,169,865)	1,133,361	—
Charged/(credited) to profit or loss	315,514	(2,138,179)	(134,564)	(1,957,229)
Exchange differences	12,727	(39,709)	33,057	6,075

At December 31, 2020	364,745	(3,347,753)	1,031,854	(1,951,154)

At January 1, 2021	364,745	(3,347,753)	1,031,854	(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903

At December 31, 2021	1,267,681	(1,809,162)	1,121,277	579,796